Tax situation - Summary of assessments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	$ 327,955
Tax Assessments, penalties and interest expenses	492,337
Amount of tax debt	820,292
Year 2003 - 2005 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	8,162
Tax Assessments, penalties and interest expenses	38,870
Amount of tax debt	47,032
Year 2006 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	10,844
Tax Assessments, penalties and interest expenses	51,963
Amount of tax debt	62,807
Year 2007 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	11,579
Tax Assessments, penalties and interest expenses	22,102
Amount of tax debt	33,681
Year 2008 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	16,906
Tax Assessments, penalties and interest expenses	16,923
Amount of tax debt	33,829
Year 2009 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	56,039
Tax Assessments, penalties and interest expenses	51,680
Amount of tax debt	107,719
Year 2010 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	53,566
Tax Assessments, penalties and interest expenses	126,406
Amount of tax debt	179,972
Year 2011 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	40,940
Tax Assessments, penalties and interest expenses	70,065
Amount of tax debt	111,005
Year 2012 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	869
Tax Assessments, penalties and interest expenses	7,326
Amount of tax debt	8,195
Year 2013 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	48,622
Tax Assessments, penalties and interest expenses	71,620
Amount of tax debt	120,242
Year 2014 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	5,344
Tax Assessments, penalties and interest expenses	706
Amount of tax debt	6,050
Year 2015 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	3,001
Tax Assessments, penalties and interest expenses	23,816
Amount of tax debt	26,817
Year 2016 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	61,875
Tax Assessments, penalties and interest expenses	3,360
Amount of tax debt	65,235
Year 2017 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	5,043
Tax Assessments, penalties and interest expenses	3,078
Amount of tax debt	8,121
Year 2018 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	4,666
Tax Assessments, penalties and interest expenses	4,250
Amount of tax debt	8,916
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	327,955
Tax Assessments, penalties and interest expenses	492,337
Amount of tax debt	820,292
Sociedad Minera Cerro Verde S.A.A. | Year 2003 - 2005 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	8,162
Tax Assessments, penalties and interest expenses	38,870
Amount of tax debt	47,032
Sociedad Minera Cerro Verde S.A.A. | Year 2006 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	10,844
Tax Assessments, penalties and interest expenses	51,963
Amount of tax debt	62,807
Sociedad Minera Cerro Verde S.A.A. | Year 2007 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	11,579
Tax Assessments, penalties and interest expenses	22,102
Amount of tax debt	33,681
Sociedad Minera Cerro Verde S.A.A. | Year 2008 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	16,906
Tax Assessments, penalties and interest expenses	16,923
Amount of tax debt	33,829
Sociedad Minera Cerro Verde S.A.A. | Year 2009 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	56,039
Tax Assessments, penalties and interest expenses	51,680
Amount of tax debt	107,719
Sociedad Minera Cerro Verde S.A.A. | Year 2010 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	53,566
Tax Assessments, penalties and interest expenses	126,406
Amount of tax debt	179,972
Sociedad Minera Cerro Verde S.A.A. | Year 2011 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	40,940
Tax Assessments, penalties and interest expenses	70,065
Amount of tax debt	111,005
Sociedad Minera Cerro Verde S.A.A. | Year 2012 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	869
Tax Assessments, penalties and interest expenses	7,326
Amount of tax debt	8,195
Sociedad Minera Cerro Verde S.A.A. | Year 2013 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	48,622
Tax Assessments, penalties and interest expenses	71,620
Amount of tax debt	120,242
Sociedad Minera Cerro Verde S.A.A. | Year 2014 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	5,344
Tax Assessments, penalties and interest expenses	706
Amount of tax debt	6,050
Sociedad Minera Cerro Verde S.A.A. | Year 2015 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	3,001
Tax Assessments, penalties and interest expenses	23,816
Amount of tax debt	26,817
Sociedad Minera Cerro Verde S.A.A. | Year 2016 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	61,875
Tax Assessments, penalties and interest expenses	3,360
Amount of tax debt	65,235
Sociedad Minera Cerro Verde S.A.A. | Year 2017 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	5,043
Tax Assessments, penalties and interest expenses	3,078
Amount of tax debt	8,121
Sociedad Minera Cerro Verde S.A.A. | Year 2018 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	4,666
Tax Assessments, penalties and interest expenses	4,250
Amount of tax debt	8,916
Sociedad Minera Cerro Verde S.A.A. | Year 2019 to Year 2022 [Member]
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	499
Tax Assessments, penalties and interest expenses	172
Amount of tax debt	$ 671